Share-Based Compensation Plans Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	54,750
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 31.97
Options, Expirations in Period	(2,250)
Options, Expirations in Period, Weighted Average Exercise Price	$ 27.22
Options Outstanding, Number, Ending Balance	52,500	[1]
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 32.18	[1]
Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 9 months 26 days	[1]
Options, Outstanding, Intrinsic Value	$ 0	[1]
Options, Vested and Expected to Vest, Outstanding, Number	52,500
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 32.18
Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	2 years 9 months 26 days
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Options, Exercisable, Number	52,500
Options, Exercisable, Weighted Average Exercise Price	$ 32.18
Options, Exercisable, Weighted Average Remaining Contractual Term	2 years 9 months 26 days
Options, Exercisable, Intrinsic Value	$ 0

[1]	All stock options outstanding at December 31, 2013 were vested and exercisable.